Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Result for the year	€ (64,891)	€ (61,680)	€ (46,614)
Adjustments for:
Depreciation	2,521	2,329	2,355
Results related to associates	8	217	322
Gain on disposal of associate		(514)
Share-based compensation	2,869	6,216	7,838
Other income			(8,423)
Financial income and expense	1,394	2,789	3,716
Results related to derecognition of financial liabilities	1,390
Results related to financial liabilities measured at fair value through profit or loss	(2,713)	1,880	84
Income tax expenses	96	117	124
Changes in working capital	(5,434)	24,995	(5,474)
Cash used in operations	(64,760)	(23,651)	(46,072)
Corporate income tax paid	(96)	(117)	(188)
Interest received	106	5	313
Interest paid	(3,758)	(2,249)	(1,113)
Net cash used in operating activities	(68,508)	(26,012)	(47,060)
Cash flow from investing activities
Purchases of property, plant and equipment	(708)	(484)	(924)
Sales of property, plant and equipment	6	59
Net cash used in investing activities	(702)	(425)	(924)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs	14,122	108,477
Proceeds from exercise of share options	34	1,518	735
Proceeds from borrowings		1,137	579
Repayment of convertible loans	(43,372)
Proceeds from convertible loans		26,520	13,791
Repayment of lease liability	(1,674)	(820)	(605)
Net cash (used in) / generated by financing activities	(30,890)	136,832	14,500
Net increase/(decrease) in cash and cash equivalents	(100,100)	110,395	(33,484)
Currency effect cash and cash equivalents	7,351	1,291	(2,628)
Cash and cash equivalents at the beginning of the year	187,524	75,838	111,950
Cash and cash equivalents at the end of the year	€ 94,775	€ 187,524	€ 75,838